Variable Interest Entities - Statements of Operations and Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
Interest expense	$ 22,223	$ 8,291
Depreciation and amortization	26,982	23,114
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Interest expense	2,147	1,533
Depreciation and amortization	$ 7,519	$ 7,098